SUMMARY OF THE CHANGES IN THE FAIR VALUE OF THE LEVEL 3 WARRANT LIABILITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Change in fair value of warrant liability	$ 99,695
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial valuation of warrant liability
Initial fair valuation of warrant liability	882,345
Reclassification into equity upon warrant exercise	(8,925)
Reclassification into equity upon amendment of Series C designation	(973,115)
Change in fair value of warrant liability	99,695
Initial valuation of warrant liability